Long-Term Debt by Contractual Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Total [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	€ 36,977	€ 42,988
Long-term debt	152,083	159,715
Total [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	77,894	76,285
Floating rate	30,495	33,210
Total [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	5,297	5,493
Floating rate	1,420	€ 1,738
Due in 2019 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	20,958
Long-term debt	47,317
Due in 2019 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	16,275
Floating rate	8,002
Due in 2019 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,057
Floating rate	24
Due in 2020 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	6,263
Long-term debt	22,627
Due in 2020 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	10,510
Floating rate	4,540
Due in 2020 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	1,135
Floating rate	180
Due in 2021 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	1,335
Long-term debt	25,164
Due in 2021 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	18,483
Floating rate	5,347
Due in 2021 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	557
Long-term debt	11,060
Due in 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	6,949
Floating rate	3,553
Due in 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Due in 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	1,087
Long-term debt	11,538
Due in 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	6,898
Floating rate	2,321
Due in 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	30
Floating rate	1,202
Due after 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	6,777
Long-term debt	34,377
Due after 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	18,779
Floating rate	6,732
Due after 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,075
Floating rate	€ 14